1875 K Street, N.W.

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

February 7, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,047

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,047 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares iBonds 2022 Term High Yield and Income ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding five new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1)	Investment Objectives and Policies

The Fund seeks to meet its investment objective generally by investing in individual securities which satisfy the criteria of the Bloomberg Barclays 2022 Term High Yield and Income Index (the “Underlying Index”). The Fund may also invest in other exchange-traded funds, U.S. government securities, short-term paper, cash and cash equivalents, including shares of money

NEW YORK      WASHINGTON      HOUSTON      PARIS      LONDON       FRANKFURT      BRUSSELS      MILAN      ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

February 7, 2019

market funds advised by BlackRock Fund Advisors (“BFA”) or its affiliates. The Fund is a term fund that will terminate on or about December 15, 2022, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund does not seek to return any predetermined amount at maturity or in periodic distributions. The Underlying Index is composed of U.S. dollar-denominated, taxable, fixed-rate, high yield and BBB or equivalently rated (as determined by Bloomberg Index Services Limited) corporate bonds scheduled to mature after December 31, 2021 and before December 15, 2022.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

(2)	Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 1,948, filed pursuant to Rule 485(a)(2) on August 17, 2018, relating to iShares Global Green Bond ETF (“PEA 1,948”), which became effective on November 9, 2018.

(3)	Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 1,948. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder

Securities and Exchange Commission

February 7, 2019

Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Costs Associated with Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution” and “Financial Highlights.”

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Management – Control Persons and Principal Holders of Securities,” “Management – Legal Proceedings,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager Compensation Overview,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust – Shares,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Costs Associated With Creation Transactions,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions,” “Creation and Redemption of Creation Units – Costs Associated With Redemption Transactions,” “Taxes – Taxation of RICs,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Excise Tax,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Reporting,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

February 7, 2019

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre

Adithya Attawar

Michael Gung

Nicole Hwang

George Rafal

Curtis Tate